Salient features - Reconciliation of headline earnings (Details) R / shares in Units, R in Millions, $ in Millions			6 Months Ended			12 Months Ended
	Dec. 31, 2020	Dec. 01, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R) R / shares	Dec. 31, 2019 ZAR (R) R / shares	Jun. 30, 2020 ZAR (R) R / shares
Salient features
Earnings/(losses) attributable to owners of Sasol Limited				R 14,491	R 4,053	R (91,109)
Effect of remeasurement items for subsidiaries and joint operations				(2,519)	(169)	110,834
Profit on disposal of businesses				(2,957)	(983)	(1,684)
(Profit)/loss on disposal of non-current assets				(91)	(61)	25
(Profit)/loss on disposal of other assets				(60)		148
Scrapping of non-current assets				39	426	796
Write-off of unsuccessful exploration wells				5	(18)	(43)
Tax effect and non-controlling interest effect				(143)	(214)	(27,010)
Effect of remeasurement items for equity accounted investments				29
Headline earnings/(loss)				R 11,858	R 3,670	R (7,285)
Headline earnings/(loss) per share (HEPS)
Headline earnings/(loss) per share (in rand per share) | R / shares				R 19.16	R 5.94	R (11.79)
Diluted headline earnings/(loss) per share (in rand per share) | R / shares				R 19.06	R 5.91	R (11.79)
Gain on reclassification of the foreign currency translation reserve				R 3,300
Gemini HDPE LLC
Headline earnings/(loss) per share (HEPS)
Profit (loss) on disposal of investments, excluding release of foreign currency translation				719
Gain on reclassification of the foreign currency translation reserve				R 246
Proportion of equity interest disposed of	50.00%		50.00%	50.00%
US Phenolic assets
Salient features
Impairment loss			$ 29.8	R 438
Mining
Salient features
Effect of remeasurement items for subsidiaries and joint operations				(2)	R 106	R 113
Exploration And Production International
Salient features
Effect of remeasurement items for subsidiaries and joint operations				70	(18)	(30)
Energy
Salient features
Effect of remeasurement items for subsidiaries and joint operations				30	(27)	11,987
Base Chemicals
Salient features
Effect of remeasurement items for subsidiaries and joint operations				(1,840)	(352)	70,670
Base Chemicals | Lake Charles Chemicals Project
Headline earnings/(loss) per share (HEPS)
Profit (loss) on disposal of investments, excluding release of foreign currency translation				(1,100)
Gain on reclassification of the foreign currency translation reserve				R 3,100
Proportion of equity interest disposed of		50.00%	50.00%	50.00%
Base Chemicals | Gemini HDPE LLC
Headline earnings/(loss) per share (HEPS)
Proportion of equity interest disposed of	50.00%
Performance Chemicals
Salient features
Effect of remeasurement items for subsidiaries and joint operations				R (775)	118	27,863
Group Functions
Salient features
Effect of remeasurement items for subsidiaries and joint operations				(2)	4	231
Property, plant and equipment
Salient features
Impairment loss				51	464	94,032
Assets under construction
Salient features
Impairment loss				48		13,399
Right of use assets
Salient features
Impairment loss				5		3,322
Intangible assets and goodwill
Salient features
Impairment loss				2		R 839
Other assets
Salient features
Impairment loss				R 439	R 3